Stock-based Compensation - Schedule of Change in Accounting Policy on Consolidated Statement of Operations and Consolidated Balance Sheets (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Change in Accounting Policy [Line Items]
Selling, marketing and administration	$ 170,871	$ 180,837	$ 182,910
Research and development	48,811	50,032	51,431
Net (loss) income	(54,495)	31,044	68,846
(Loss) income per share, Basic	$ (0.45)	$ 0.25	$ 0.53
(Loss) income per share, Diluted	$ (0.45)	$ 0.25	$ 0.53
Additional paid-in capital	41,281	34,109
Deficit	(785,830)	(731,335)
As computed under straight-line method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration	170,705
Research and development	48,776
Net (loss) income	(54,294)
(Loss) income per share, Basic	$ (0.45)
(Loss) income per share, Diluted	$ (0.45)
Additional paid-in capital	41,317
Deficit	(785,629)
As adjusted under graded method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration		180,837	182,910
Research and development		50,032	51,431
Net (loss) income		31,044	68,846
(Loss) income per share, Basic		$ 0.25	$ 0.53
(Loss) income per share, Diluted		$ 0.25	$ 0.53
Additional paid-in capital	41,518	34,109
Deficit	(785,830)	(731,335)
As reported under straight-line method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration		180,326	182,499
Research and development		49,807	51,333
Net (loss) income		31,780	69,355
(Loss) income per share, Basic		$ 0.26	$ 0.53
(Loss) income per share, Diluted		$ 0.26	$ 0.53
Additional paid-in capital		32,864
Deficit		(730,090)
As reported under graded method [Member]
Change in Accounting Policy [Line Items]
Selling, marketing and administration	170,871
Research and development	48,811
Net (loss) income	$ (54,495)
(Loss) income per share, Basic	$ (0.45)
(Loss) income per share, Diluted	$ (0.45)